Share-based Compensation Plans - Performance Share Awards Narrative (Details) - Performance-based Awards - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSA, vesting conditions period (in years)	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSA, actual shares issued, percent	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSA, actual shares issued, percent	200.00%
Leadership Performance Plan Cycle 2014-2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)	0.7
Leadership Performance Plan Cycle 2013-2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		1.0
Leadership Performance Plan Cycle 2012-2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)			0.9